COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of commitments [abstract]
Disclosure of information about liquidity arrangements, guarantees or other commitments with third parties that may affect fair value or risk of interests in structured entities [text block]
	Thousands of U.S. dollars
	2019	2020
Guarantees
Financial, labor-related, tax and rental transactions	152,297	119,356
Contractual obligations	198,283	187,962
Other	22	85
Total	350,602	307,403